Portfolio of Investments
Columbia Small Cap Value Fund I, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 3.3%
Diversified Telecommunication Services 0.6%
Liberty Latin America Ltd., Class C(a)	642,683	6,947,403
Entertainment 0.4%
Gaia, Inc.(a)	267,670	1,964,698
Playstudios, Inc.(a)	610,638	2,833,360
Total		4,798,058
Interactive Media & Services 0.9%
Cargurus, Inc.(a)	219,650	7,006,835
Trivago NV, ADR(a)	1,041,494	2,301,702
Total		9,308,537
Media 0.7%
Criteo SA, ADR(a)	153,770	5,197,426
Hemisphere Media Group, Inc.(a)	364,560	2,365,994
Total		7,563,420
Wireless Telecommunication Services 0.7%
Telephone and Data Systems, Inc.	386,470	7,652,106
Total Communication Services		36,269,524
Consumer Discretionary 10.3%
Auto Components 1.5%
Gentherm, Inc.(a)	74,988	6,553,201
Modine Manufacturing Co.(a)	302,257	2,765,652
Visteon Corp.(a)	67,380	6,839,744
Total		16,158,597
Distributors 0.2%
Educational Development Corp.	307,936	2,235,615
Diversified Consumer Services 0.8%
American Public Education, Inc.(a)	135,322	2,894,537
Stride, Inc.(a)	177,940	6,240,356
Total		9,134,893
Household Durables 3.7%
Cavco Industries, Inc.(a)	22,457	6,050,814
Ethan Allen Interiors, Inc.	150,483	3,793,676
Hamilton Beach Brands Holding Co.	180,261	2,498,417
Hooker Furnishings Corp.	113,092	2,492,548
Legacy Housing Corp.(a)	154,296	3,820,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Lifetime Brands, Inc.	150,524	2,333,122
Meritage Homes Corp.(a)	93,927	9,583,372
Tri Pointe Homes, Inc.(a)	325,563	7,751,655
Universal Electronics, Inc.(a)	70,840	2,514,112
Total		40,838,085
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc., Class A(a)	227,198	3,869,182
Overstock.com, Inc.(a)	107,250	5,141,565
Total		9,010,747
Leisure Products 0.5%
Malibu Boats, Inc., Class A(a)	76,802	5,042,819
Multiline Retail 0.5%
Big Lots, Inc.	142,952	5,991,118
Specialty Retail 0.7%
Urban Outfitters, Inc.(a)	274,840	7,893,405
Textiles, Apparel & Luxury Goods 1.6%
Culp, Inc.	254,991	2,307,669
Fossil Group, Inc.(a)	335,210	3,717,479
Movado Group, Inc.	122,702	4,548,563
Steven Madden Ltd.	175,650	7,226,241
Total		17,799,952
Total Consumer Discretionary		114,105,231
Consumer Staples 3.0%
Beverages 0.5%
MGP Ingredients, Inc.	75,013	5,675,484
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	161,045	6,135,815
Food Products 1.9%
Dole PLC	399,650	5,407,265
Fresh Del Monte Produce, Inc.	221,174	6,155,272
TreeHouse Foods, Inc.(a)	240,250	9,304,882
Total		20,867,419
Total Consumer Staples		32,678,718
Columbia Small Cap Value Fund I | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.4%
Energy Equipment & Services 3.6%
ChampionX Corp.(a)	491,410	11,007,584
Core Laboratories NV	132,050	3,521,773
Expro Group Holdings NV(a)	249,242	3,903,130
Natural Gas Services Group, Inc.(a)	314,740	3,389,750
Newpark Resources, Inc.(a)	1,413,962	5,019,565
Pason Systems, Inc.	344,483	3,417,323
Profire Energy, Inc.(a)	1,014,853	1,146,784
ProPetro Holding Corp.(a)	249,058	2,617,600
TechnipFMC PLC(a)	840,055	5,451,957
US Silica Holdings, Inc.(a)	29,693	283,568
Total		39,759,034
Oil, Gas & Consumable Fuels 3.8%
Chesapeake Energy Corp.	228,410	15,570,710
HollyFrontier Corp.	215,150	7,564,674
Range Resources Corp.(a)	558,380	10,748,815
Talos Energy, Inc.(a)	433,490	4,612,334
W&T Offshore, Inc.(a)	830,440	3,554,283
Total		42,050,816
Total Energy		81,809,850
Financials 29.1%
Banks 17.6%
Ameris Bancorp	210,334	10,371,570
BancFirst Corp.	112,384	8,423,181
Bank of Marin Bancorp	107,345	4,002,895
BankUnited, Inc.	280,506	11,711,125
Banner Corp.	141,421	8,783,658
Brookline Bancorp, Inc.	408,530	6,985,863
Capital Bancorp, Inc.	161,835	4,181,816
Capital City Bank Group, Inc.	138,702	3,836,497
Central Pacific Financial Corp.	154,381	4,492,487
Central Valley Community Bancorp	130,995	2,934,288
Community Trust Bancorp, Inc.	113,436	5,012,737
First BanCorp	676,706	9,846,072
First BanCorp	131,218	5,761,782
First Community Corp.	182,986	3,868,324
First Financial Corp.	146,520	6,577,283
Common Stocks (continued)
Issuer	Shares	Value ($)
First of Long Island Corp. (The)	165,814	3,632,985
FVCBankcorp, Inc.(a)	84,139	1,699,608
Heritage Financial Corp.	212,484	5,154,862
Hilltop Holdings, Inc.	266,950	8,817,359
HomeStreet, Inc.	99,907	4,870,466
National Bank Holdings Corp., Class A	152,230	6,911,242
Northrim BanCorp, Inc.	134,376	5,904,481
OFG Bancorp	244,251	6,758,425
Plumas Bancorp	83,491	3,128,408
Popular, Inc.	147,517	13,154,091
Professional Holding Corp., Class A(a)	153,150	3,101,288
Shore Bancshares, Inc.	189,337	3,737,512
Sierra Bancorp	126,478	3,355,461
Southern First Bancshares, Inc.(a)	97,715	5,726,099
Towne Bank	283,094	8,883,490
UMB Financial Corp.	129,766	12,775,463
Total		194,400,818
Capital Markets 0.6%
StoneX Group, Inc.(a)	94,749	6,216,482
Consumer Finance 1.2%
Ezcorp, Inc., Class A(a)	946,860	5,652,754
PROG Holdings, Inc.(a)	186,767	7,435,195
Total		13,087,949
Insurance 4.7%
American Equity Investment Life Holding Co.	256,042	10,533,568
Crawford & Co., Class A	316,709	2,410,155
Employers Holdings, Inc.	135,954	5,315,801
Global Indemnity Group LLC	298,803	7,774,854
Heritage Insurance Holdings, Inc.	200,433	1,248,698
Horace Mann Educators Corp.	104,181	3,959,920
Mercury General Corp.	150,720	8,238,355
National Western Life Group, Inc., Class A	28,644	6,126,092
ProAssurance Corp.	273,984	6,564,657
Total		52,172,100

2	Columbia Small Cap Value Fund I | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 5.0%
MGIC Investment Corp.	756,605	11,485,264
NMI Holdings, Inc., Class A(a)	353,767	8,752,196
Provident Financial Holdings, Inc.	181,540	3,055,318
Radian Group, Inc.	579,810	12,981,946
Riverview Bancorp, Inc.	320,379	2,418,861
Territorial Bancorp, Inc.	136,230	3,370,330
Washington Federal, Inc.	237,803	8,327,861
Western New England Bancorp, Inc.	454,594	4,127,714
Total		54,519,490
Total Financials		320,396,839
Health Care 8.0%
Biotechnology 3.6%
ACADIA Pharmaceuticals, Inc.(a)	303,183	6,818,586
Atara Biotherapeutics, Inc.(a)	338,213	5,194,952
Coherus Biosciences, Inc.(a)	310,377	3,836,260
Insmed, Inc.(a)	280,090	6,352,441
Iovance Biotherapeutics, Inc.(a)	359,996	5,993,933
Sage Therapeutics, Inc.(a)	168,800	6,654,096
Spero Therapeutics, Inc.(a)	236,721	2,809,878
uniQure NV(a)	77,726	1,402,954
Total		39,063,100
Health Care Equipment & Supplies 0.5%
Inogen, Inc.(a)	193,241	5,745,055
Health Care Providers & Services 1.0%
Encompass Health Corp.	169,900	10,540,596
Health Care Technology 0.3%
Sharecare, Inc.(a)	1,019,081	3,475,066
Pharmaceuticals 2.6%
ANI Pharmaceuticals, Inc.(a)	99,234	4,011,038
Athira Pharma, Inc.(a)	221,310	2,279,493
Perrigo Co. PLC	270,270	10,289,179
Satsuma Pharmaceuticals, Inc.(a)	363,035	1,905,934
Supernus Pharmaceuticals, Inc.(a)	220,105	6,790,239
Taro Pharmaceutical Industries Ltd.(a)	78,718	3,685,577
Total		28,961,460
Total Health Care		87,785,277
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.9%
Aerospace & Defense 2.1%
Curtiss-Wright Corp.	60,600	8,047,074
Maxar Technologies, Inc.	256,880	6,681,449
Moog, Inc., Class A	106,090	8,088,301
Total		22,816,824
Building Products 1.9%
Caesarstone Ltd.	249,476	3,076,039
Resideo Technologies, Inc.(a)	327,660	8,119,415
UFP Industries, Inc.	122,215	9,760,090
Total		20,955,544
Commercial Services & Supplies 1.0%
Healthcare Services Group, Inc.	234,870	4,272,286
HNI Corp.	166,080	6,965,395
Total		11,237,681
Electrical Equipment 2.0%
AZZ, Inc.	109,240	5,197,639
Encore Wire Corp.	74,951	8,446,228
Shoals Technologies Group, Inc., Class A(a)	295,700	4,985,502
Thermon(a)	197,480	3,386,782
Total		22,016,151
Machinery 2.9%
Gorman-Rupp Co.	108,278	4,343,030
Greenbrier Companies, Inc. (The)	146,080	5,895,789
Hurco Companies, Inc.	107,325	3,456,938
LB Foster Co., Class A(a)	165,626	2,504,265
Manitex International, Inc.(a)	471,782	3,354,370
Mueller Industries, Inc.	159,210	8,224,789
Standex International Corp.	41,634	4,136,338
Total		31,915,519
Marine 1.0%
Costamare, Inc.	337,880	4,439,743
Kirby Corp.(a)	101,940	6,644,449
Total		11,084,192
Professional Services 1.1%
Korn/Ferry International	144,067	9,563,168
Red Violet, Inc.(a)	114,160	3,058,346
Total		12,621,514

Columbia Small Cap Value Fund I | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.9%
Avis Budget Group, Inc.(a)	38,600	6,800,548
Marten Transport Ltd.	397,815	6,639,532
Schneider National, Inc., Class B	298,718	7,647,181
Total		21,087,261
Trading Companies & Distributors 1.0%
H&E Equipment Services, Inc.	112,478	4,682,459
Textainer Group Holdings Ltd.	164,452	6,048,545
Total		10,731,004
Total Industrials		164,465,690
Information Technology 8.9%
Communications Equipment 2.1%
Applied Optoelectronics, Inc.(a)	522,614	2,142,717
Casa Systems, Inc.(a)	455,816	2,019,265
Digi International, Inc.(a)	187,050	4,178,697
KVH Industries, Inc.(a)	256,195	2,305,755
NETGEAR, Inc.(a)	168,780	4,670,143
Netscout Systems, Inc.(a)	250,884	7,915,390
Total		23,231,967
Electronic Equipment, Instruments & Components 2.3%
Airgain, Inc.(a)	222,951	2,129,182
Bel Fuse, Inc., Class B	210,770	2,617,764
ePlus, Inc.(a)	129,400	5,948,518
Powerfleet, Inc.(a)	727,744	2,598,046
Vishay Intertechnology, Inc.	451,730	9,355,328
Vishay Precision Group, Inc.(a)	89,109	2,854,161
Total		25,502,999
IT Services 2.8%
Cass Information Systems, Inc.	89,902	3,657,213
IBEX Holdings Ltd.(a)	283,136	4,111,135
International Money Express, Inc.(a)	201,388	3,224,222
Kyndryl Holdings, Inc.(a)	568,909	9,603,184
Payoneer Global, Inc.(a)	939,068	4,901,935
Shift4 Payments, Inc., Class A(a)	99,180	5,228,770
Total		30,726,459
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.7%
Cohu, Inc.(a)	146,552	4,833,285
CyberOptics Corp.(a)	75,540	2,837,282
Total		7,670,567
Software 1.0%
BTRS Holdings, Inc.(a)	524,390	3,356,096
Cognyte Software Ltd.(a)	456,841	4,956,725
Upland Software, Inc.(a)	155,885	3,055,346
Total		11,368,167
Total Information Technology		98,500,159
Materials 7.8%
Chemicals 1.2%
Livent Corp.(a)	213,186	4,905,410
Tronox Holdings PLC, Class A	365,294	8,292,174
Total		13,197,584
Construction Materials 0.8%
Eagle Materials, Inc.	60,640	8,844,344
Containers & Packaging 0.5%
Greif, Inc., Class A	89,839	5,314,875
Metals & Mining 3.9%
Ampco-Pittsburgh Corp.(a)	492,144	2,810,142
Capstone Mining Corp.(a)	1,297,524	5,522,248
Centerra Gold, Inc.	870,890	7,029,329
Commercial Metals Co.	343,940	11,501,354
ERO Copper Corp.(a)	350,176	4,360,843
Ferroglobe PLC(a)	508,367	2,582,504
Olympic Steel, Inc.	150,697	3,208,339
Torex Gold Resources, Inc.(a)	373,381	3,659,936
Universal Stainless & Alloy Products, Inc.(a)	238,787	2,089,386
Total		42,764,081
Paper & Forest Products 1.4%
Clearwater Paper Corp.(a)	97,170	3,072,515
Glatfelter Corp.	240,777	4,179,889
Louisiana-Pacific Corp.	135,918	9,030,392
Total		16,282,796
Total Materials		86,403,680

4	Columbia Small Cap Value Fund I | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.8%
Equity Real Estate Investment Trusts (REITS) 5.5%
Farmland Partners, Inc.	293,866	3,347,134
Highwoods Properties, Inc.	194,290	8,377,785
Hudson Pacific Properties, Inc.	304,020	7,183,992
Macerich Co. (The)	441,910	7,309,191
Pebblebrook Hotel Trust	382,801	8,287,642
PotlatchDeltic Corp.	181,543	9,765,198
RLJ Lodging Trust	582,975	8,074,204
Sunstone Hotel Investors, Inc.(a)	748,822	8,469,177
Total		60,814,323
Real Estate Management & Development 0.3%
Forestar Group, Inc.(a)	183,090	3,652,645
Total Real Estate		64,466,968
Utilities 1.1%
Gas Utilities 1.1%
National Fuel Gas Co.	147,580	8,962,533
RGC Resources, Inc.	139,289	3,145,146
Total		12,107,679
Total Utilities		12,107,679
Total Common Stocks (Cost $811,655,987)		1,098,989,615

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b),(c)	4,211,315	4,210,473
Total Money Market Funds (Cost $4,210,473)		4,210,473
Total Investments in Securities (Cost: $815,866,460)		1,103,200,088
Other Assets & Liabilities, Net		(105,271)
Net Assets		1,103,094,817

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	12,379,847	236,969,361	(245,138,735)	—	4,210,473	(9)	4,165	4,211,315
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT287_04_M01_(03/22)